LEASES	3 Months Ended
Jan. 31, 2022
LEASES
LEASES

NOTE 6 - LEASES

The Company leases office space located at 2233 Argentia Road Suite 306 Mississauga, Ontario Canada L5N 2X7. During May 2017, the Company signed a new 5 year lease for the Company’s office being effective on August 1, 2017 through July 31, 2022. The lease is for approximately 2,210 square feet of office space with a base monthly rental cost including common area charges of $2,369.

The yearly rental obligations including the lease agreements are as follows:

Fiscal Year
2022	$14,214
Total lease payments	$14,214
Less present value discount	(3,842)
Less operating lease short term	(10,372)
Operating lease liability, long term	$-
Under the new standards the lease has been determined to be a right of use operating lease and is recognized based on the present value of the lease payments over the lease term at the commencement date which upon adoption of ASC 842 the value was determined to be $68,584 which is presented in the balance sheet as an asset labeled “right of use lease” offset by a liability labeled “lease liability”. The rate was determined as a fair value of the lease over a 30 month period using an 8% interest rate for the present value calculation. During the three months ended January 31, 2022 the asset was amortized by $5,862 and liability was reduced by $5,862.